NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2015
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

19.NON-CONTROLLING INTERESTS

Non-controlling interests include the common shares in the consolidated subsidiaries or VIE subsidiaries and preferred shares issued by the Company’s subsidiaries. The balance is summarized as follows:

	December 31, 2014	December 31, 2015
	RMB	RMB

Qunar	—	17,855,897,129
An offline travel agency	367,705,496	455,614,677
Travelfusion	—	289,875,458
An online trip package service provider	136,890,011	134,586,452
A technology company focusing on hotel customer reviews	125,442,240	262,762,132
ezTravel	22,769,589	23,707,599
Tujia	130,343,575	—
Others	65,397,382	111,754,800

	848,548,293	19,134,198,247

In July 2015, Tujia, a subsidiary of the Company consummated its series D+ financing by issuing 23 million Series D+ redeemable and convertible preferred shares (the “Series D+ Preferred Shares”) with total consideration of US$ 99 million (RMB 629 million) to a number of institutional investors. The shares held by the investors other than the Company in relation to the Series D+ financing gave rise to the increase of non-controlling interests. After Tujia’s issuance of Series D+ Preferred Shares, the Company lost the control in Tujia. The financial statements of Tujia were therefore deconsolidated and the non-controlling interests associated with Tujia were derecognized (Note 8).